Share-Based Compensation And Other Related Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
The following table summarizes changes in stock options for the years ended December 31:

	Stock Options
	Shares	Weighted Average Exercise Price CAD$
As at December 31, 2018	698,387	$15.00
Granted	22,788	$26.54
Granted pursuant to the Tahoe Acquisition (Note 8)	835,874	$48.47
Exercised	(244,299)	$15.10
Expired	(141,604)	$58.45
Forfeited	(27,798)	$34.00
As at December 31, 2019	1,143,348	$33.84
Granted	7,605	39.48
Exercised	(329,711)	$19.23
Expired	(482,438)	53.41
Forfeited	(21,387)	$43.08
As at December 31, 2020	317,417	$18.78

Disclosure of range of exercise prices of outstanding share options
The following table summarizes information about the Company's stock options outstanding at December 31, 2020:

	Options Outstanding			Options Exercisable
Range of Exercise Prices CAD$	Number Outstanding as at December 31, 2020	Weighted Average Remaining Contractual Life (months)	Weighted Average Exercise Price CAD$	Number Outstanding as at December 31, 2020	Weighted Average Exercise Price CAD$
$9.76 - $23.61	269,727	41.49	$15.75	269,727	$15.75
$23.62 - $35.21	22,788	71.16	$26.54	11,396	$26.54
$35.22 - $46.53	22,019	37.60	$41.68	14,414	$42.85
$46.54 - $65.71	2,883	10.09	$65.71	2,883	$65.71
	317,417	43.07	$18.78	298,420	$17.95

Disclosure of assumptions used in determining fair value of options granted
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	2020	2019
Expected life	4.0	4.0
Expected volatility	37.9%	37.1%
Expected dividend yield	1.1%	1.0%
Risk-free interest rate	0.8%	2.0%
Weighted average exercise price (CAD$)	$39.45	$26.54
Weighted average fair value (CAD$)	$15.80	$8.34

Disclosure of dividends
The Company declared the following dividends for the years ended December 31, 2020 and 2019:

Declaration Date	Record date	Dividend per common share
February 17, 2021 (1)	March 1, 2021	$0.0700
November 4, 2020	November 16, 2020	$0.0700
August 5, 2020	August 17, 2020	$0.0500
May 6, 2020	May 19, 2020	$0.0500
February 19, 2020	March 2, 2020	$0.0500
November 6, 2019	November 18, 2019	$0.0350
August 7, 2019	August 19, 2019	$0.0350
May 8, 2019	May 21, 2019	$0.0350
February 20, 2019	March 4, 2019	$0.0350
(1)These dividends were declared subsequent to the year end and have not been recognized as distributions to owners during the period presented.

Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2020, the following PSUs were outstanding:

PSU	Number Outstanding	Fair Value
As at December 31, 2018	210,409	$3,091
Granted	75,311	1,784
Paid out	(38,119)	(903)
Change in value	—	1,924
As at December 31, 2019	247,601	$5,896
Granted	62,920	1,942
Paid out	(54,962)	(2,626)
Forfeited	—	—
Change in value	—	3,658
As at December 31, 2020	255,559	$8,870

Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and aggregate fair value of other equity instruments
At December 31, 2020, the following RSUs were outstanding:

RSU	Number Outstanding	Fair Value
As at December 31, 2018	328,823	$3,624
Granted	146,594	3,891
Paid out	(157,584)	(3,140)
Forfeited	(18,617)	(441)
Change in value	—	3,173
As at December 31, 2019	299,216	$7,107
Granted	261,224	6,302
Paid out	(148,049)	(4,762)
Forfeited	(15,819)	(545)
Change in value	—	5,628
As at December 31, 2020	396,572	$13,730